SIM INCOME FUND

SCHEDULE OF INVESTMENTS

1/31/2021 - (unaudited)

		Shares	Fair Value
96.67%	MUTUAL FUNDS
70.55%	AGGREGATE BOND
	DFA Investment Grade Portfolio Institutional Class	421,247	$5,033,896
15.91%	FOREIGN AGGREGATE BOND

	DFA Five-Year Global Fixed Income Portfolio Institutional Class	70,693	770,549
	DFA Short-Duration Real Return Portfolio Institutional Class	36,012	364,438
			1,134,987
10.21%	GOVERNMENT INTERMEDIATE

	DFA Short-Term Government Portfolio Institutional Class	69,000	728,640
96.67%	TOTAL MUTUAL FUNDS		6,897,523
4.94%	MONEY MARKET FUND

	Federated Institutional Prime Obligations Fund , Institutional Class 0.07%*	352,707	352,698

101.61%	TOTAL INVESTMENTS		7,250,221
(1.61%)	Liabilities, in excess of other assets		(115,124)
100.00%	NET ASSETS		$7,135,097

*Effective 7 day yield as of January 31, 2021 See Notes to Financial Statements

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2021:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$6,897,523	$-	$-	$6,897,523
Money Market	$352,698			$352,698
Total Investments	$7,250,221	$-	$-	$7,250,221

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2021.
At January 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $6,999,508 and the related tax-based net unrealized appreciation (depreciation) consists of:
	Gross unrealized appreciation			$250,713
	Gross unrealized depreciation			-
	Net unrealized appreciation			$250,713